CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash and banks	R$ 6,070,196	R$ 2,464,097
Cash equivalents
Total cash and cash equivalents	R$ 10,473,701	3,249,127	R$ 4,104,641	R$ 4,387,453
Fixed | Cash and banks
Cash equivalents
Average yield	0.40%
Domestic
Cash equivalents
Fixed-term deposits	R$ 358,900	630,075
Domestic | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	75.34%
Foreign
Cash equivalents
Fixed-term deposits	R$ 4,044,605	R$ 154,955
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield	0.76%